Equity dividends - Additional information (Detail) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Dividends
Dividend for current year, paid and proposed	£ 0.546	£ 0.498	£ 0.470	£ 0.457	£ 0.421
Shareholders' equity
Disclosure Of Dividends
Final dividend for prior year paid	0.355	0.334	0.321
Interim dividend for current year paid	0.157	0.143	0.136
Total dividends paid	0.512	0.477	0.457
Final dividend for current year proposed	0.389	0.355	0.334
Dividend for current year, paid and proposed	£ 0.546	£ 0.498	£ 0.470
Cost of funding of proposed final dividend	£ 743